PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Mar. 01, 2012 CNY (¥)	Dec. 30, 2010 CNY (¥)
Property Plant And Equipment [Line Items]
Sub-total	¥ 239,837	¥ 236,672
Less: accumulated depreciation	(151,830)	(141,690)
Total	88,007	94,982		$ 12,676
Depreciation expenses of continuing operations	17,620	25,048	¥ 35,461
Net carrying value of certain buildings for which the Group is in the process of applying for building ownership certificates	34,870
Ambow Beijing Campus And Shenyang K12 [Member]
Property Plant And Equipment [Line Items]
Depreciation expenses of continuing operations	600	2,419	¥ 2,419
Capital leases of properties	3,750	3,150			¥ 45,324	¥ 12,000
Property Plant Equipment, Cost, Write Off		45,324
Accumulated Depreciation Write Off	6,510
Building [Member]
Property Plant And Equipment [Line Items]
Sub-total	64,222	63,643
Assets Held Under Capital Leases [Member]
Property Plant And Equipment [Line Items]
Sub-total	12,000	12,000
Impairment loss on property and equipment		38,814
Vehicles [Member]
Property Plant And Equipment [Line Items]
Sub-total	6,173	7,113
Office And Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Sub-total	87,121	87,067
Lease hold Improvements [Member]
Property Plant And Equipment [Line Items]
Sub-total	¥ 70,321	¥ 66,849